INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 13	$ 4	$ (4)
Other	(3)	5	(20)
Revaluation surplus
Origination and reversal of temporary differences	(934)	(432)	(1,291)
Relating to changes in tax rates / imposition of new tax laws	0	(59)	54
Total deferred income taxes	$ (924)	$ (482)	$ (1,261)